CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - EUR (€) € in Thousands	Share capital	Shares to be issued	Contributed surplus	Accumulated Deficit	Accumulated other comprehensive income (loss)	Total
Beginning Balance at Dec. 31, 2023	€ 120,015	€ 3,491	€ 19,887	€ (76,063)	€ 2,917	€ 70,247
Shares issued upon exercise of convertible debt	2,704					2,704
Shares issued as deferred consideration	5,630	€ (3,491)				2,139
Exercise of restricted share units	1,757		(1,757)
Exercise of deferred share units	1,016		(1,016)
Exercise of stock options	607		(243)			364
Share-based compensation			809			809
Net loss for the year				(5,147)		(5,147)
Other comprehensive income (loss)					2,383	2,383
Ending Balance at Dec. 31, 2024	131,729		17,680	(81,210)	5,300	73,499
Shares issued as deferred consideration	1,380					1,380
Exercise of restricted share units	693		(693)	(136)		(136)
Exercise of stock options	144		(94)			50
Share-based compensation			780			780
Net loss for the year				(8,115)		(8,115)
Other comprehensive income (loss)					(4,756)	(4,756)
Ending Balance at Dec. 31, 2025	€ 133,946		€ 17,673	€ (89,461)	€ 544	€ 62,702